Bank Borrowings (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Debt Disclosure [Abstract]
Interest expense	$ 41,851	$ 325,084	$ 483,623	$ 443,577
Weighted average annual interest rate	3.69%	3.69%	4.87%	3.30%